Summary of accounting policy information (Tables)	12 Months Ended
Dec. 31, 2023
Summary of accounting policy information
Schedule of useful lives of intangible assets

Expected useful life
●Application and platform	3 - 10 years
●Purchased software	3 - 10 years
●Business licenses	3 - 5 years

Schedule of expected useful life of property and equipment
Category	Expected useful life

Office and telecommunication equipment	3-5 years
Leasehold improvements	5 years